SCHEDULE OF LONG TERM LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Long term loans	$ 1,394
Less- Current portion	(1,166)	$ (1,403)
Non Current Long term loans	228	341
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Long term loans	330	630
Less- Current portion	(102)	(289)
Non Current Long term loans	$ 228	$ 341
Long-term borrowings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	1.80%
Long-term borrowings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	6.10%